UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04527

Putnam Minnesota Tax Exempt Income Fund

(Exact name of registrant as specified in charter)

100 Federal Street, Boston, Massachusetts 02110

(Address of principal executive offices) (Zip code)

Stephen Tate, Vice President

100 Federal Street,

Boston, Massachusetts 02110

Copy to:

Bryan Chegwidden, Esq.

Ropes & Gray LLP

1211 Avenue of the Americas

New York, NY 10036

James E. Thomas, Esq.

Ropes & Gray LLP

800 Boylston Street

Boston, Massachusetts 02199

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 292-1000

Date of fiscal year end: May 31

Date of reporting period: May 31, 2025

ITEM 1.	REPORT TO STOCKHOLDERS.

(a) The Report to Shareholders is filed herewith

Putnam Minnesota Tax Exempt Income Fund
Class A [PXMNX]
Annual Shareholder Report | May 31, 2025

This annual shareholder report contains important information about Putnam Minnesota Tax Exempt Income Fund for the period June 1, 2024, to May 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$85	0.84%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended May 31, 2025, Class A shares of Putnam Minnesota Tax Exempt Income Fund returned 1.41%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 2.03% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight BBB rated bonds
↑	Underweight to AAA rated bonds

Top detractors from performance:
↓	Overweight to municipal bonds with 20 or more years to maturity
↓	Underweight to municipal bonds with two- to five-years to maturity
↓	Security selection in A rated bonds
Putnam Minnesota Tax Exempt Income Fund	PAGE 1	39049-ATSA-0725

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,600 AFTER MAXIMUM APPLICABLE SALES CHARGE)   –
Class A 5/31/2015 — 5/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended May 31, 2025

	1 Year	5 Year	10 Year
Class A	1.41	0.21	1.54
Class A (with sales charge)	-2.64	-0.60	1.13
Bloomberg Municipal Bond Index	2.03	0.55	2.13
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of May 31, 2025)

Total Net Assets	$179,277,391
Total Number of Portfolio Holdings*	179
Total Management Fee Paid	$779,663
Portfolio Turnover Rate	6%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of May 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Putnam Minnesota Tax Exempt Income Fund	PAGE 2	39049-ATSA-0725

HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Templeton”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Templeton to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s then-current sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Templeton. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts were identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Templeton. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
Effective November 1, 2024 (the “Effective Date”), PIL, a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Templeton (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective May 30, 2025, the portfolio managers for the Fund are John Bonelli, Michael Conn, Garrett Hamilton, Christopher Sperry and John Wiley.
Effective September 5, 2024 (the “Conversion Date”), class B shares of the Fund acquired prior to the Conversion Date converted automatically to class A shares.
At a meeting on May 16, 2025, the Board of Trustees of the Putnam Funds (the “Board”) approved the conversion of the Fund into an exchange traded fund through the reorganization of the Fund with and into a newly-organized exchange traded fund (the “ETF”). Pursuant to an Agreement and Plan of Reorganization (the “Plan”) approved by the Board, the reorganization of the Fund will consist of (1) the transfer of substantially all of the Fund’s assets, subject to its liabilities, to the ETF in return for shares of the ETF; and (2) the distribution of the ETF shares to the Fund’s shareholders in complete liquidation of the Fund. Completion of the reorganization is subject to a number of conditions under the Plan. Fund shareholders are not required to approve and will not be asked to vote on the reorganization. Subject to regulatory approvals, Fund shareholders will receive on or around August 7, 2025, a prospectus/information statement describing in detail both the reorganization and the ETF and a summary of the Board’s considerations in approving the reorganization. It is anticipated that the reorganization would occur in or around the fourth quarter of 2025 or the first quarter of 2026.
This is a summary of certain changes to the Fund since June 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by October 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Minnesota Tax Exempt Income Fund	PAGE 3	39049-ATSA-0725

HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Minnesota Tax Exempt Income Fund	PAGE 4	39049-ATSA-0725

Putnam Minnesota Tax Exempt Income Fund
Class C [PMOCX]
Annual Shareholder Report | May 31, 2025

This annual shareholder report contains important information about Putnam Minnesota Tax Exempt Income Fund for the period June 1, 2024, to May 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$160	1.59%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended May 31, 2025, Class C shares of Putnam Minnesota Tax Exempt Income Fund returned 0.66%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 2.03% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight BBB rated bonds
↑	Underweight to AAA rated bonds

Top detractors from performance:
↓	Overweight to municipal bonds with 20 or more years to maturity
↓	Underweight to municipal bonds with two- to five-years to maturity
↓	Security selection in A rated bonds
Putnam Minnesota Tax Exempt Income Fund	PAGE 1	39049-ATSC-0725

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 5/31/2015 — 5/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended May 31, 2025

	1 Year	5 Year	10 Year
Class C	0.66	-0.54	0.92
Class C (with sales charge)	-0.33	-0.54	0.92
Bloomberg Municipal Bond Index	2.03	0.55	2.13
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Class C share performance reflects conversion to class A shares after eight years.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of May 31, 2025)

Total Net Assets	$179,277,391
Total Number of Portfolio Holdings*	179
Total Management Fee Paid	$779,663
Portfolio Turnover Rate	6%
*	Does not include derivatives, except purchased options, if any.
Putnam Minnesota Tax Exempt Income Fund	PAGE 2	39049-ATSC-0725

WHAT DID THE FUND INVEST IN? (as of May 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Templeton”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Templeton to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s then-current sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Templeton. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts were identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Templeton. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
Effective November 1, 2024 (the “Effective Date”), PIL, a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Templeton (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective May 30, 2025, the portfolio managers for the Fund are John Bonelli, Michael Conn, Garrett Hamilton, Christopher Sperry and John Wiley.
At a meeting on May 16, 2025, the Board of Trustees of the Putnam Funds (the “Board”) approved the conversion of the Fund into an exchange traded fund through the reorganization of the Fund with and into a newly-organized exchange traded fund (the “ETF”). Pursuant to an Agreement and Plan of Reorganization (the “Plan”) approved by the Board, the reorganization of the Fund will consist of (1) the transfer of substantially all of the Fund’s assets, subject to its liabilities, to the ETF in return for shares of the ETF; and (2) the distribution of the ETF shares to the Fund’s shareholders in complete liquidation of the Fund. Completion of the reorganization is subject to a number of conditions under the Plan. Fund shareholders are not required to approve and will not be asked to vote on the reorganization. Subject to regulatory approvals, Fund shareholders will receive on or around August 7, 2025, a prospectus/information statement describing in detail both the reorganization and the ETF and a summary of the Board’s considerations in approving the reorganization. It is anticipated that the reorganization would occur in or around the fourth quarter of 2025 or the first quarter of 2026.
Putnam Minnesota Tax Exempt Income Fund	PAGE 3	39049-ATSC-0725

This is a summary of certain changes to the Fund since June 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by October 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Minnesota Tax Exempt Income Fund	PAGE 4	39049-ATSC-0725

Putnam Minnesota Tax Exempt Income Fund
Class R6 [PMVTX]
Annual Shareholder Report | May 31, 2025

This annual shareholder report contains important information about Putnam Minnesota Tax Exempt Income Fund for the period June 1, 2024, to May 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$55	0.55%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended May 31, 2025, Class R6 shares of Putnam Minnesota Tax Exempt Income Fund returned 1.71%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 2.03% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight BBB rated bonds
↑	Underweight to AAA rated bonds

Top detractors from performance:
↓	Overweight to municipal bonds with 20 or more years to maturity
↓	Underweight to municipal bonds with two- to five-years to maturity
↓	Security selection in A rated bonds
Putnam Minnesota Tax Exempt Income Fund	PAGE 1	39049-ATSR6-0725

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R6 5/31/2015 — 5/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended May 31, 2025

	1 Year	5 Year	10 Year
Class R6	1.71	0.50	1.81
Bloomberg Municipal Bond Index	2.03	0.55	2.13
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund began offering Class R6 shares on 5/22/2018. Returns for periods before 5/22/2018 are based on the Fund’s Class Y performance, which has not been adjusted for the lower operating expenses; had it been adjusted, performance would have been higher. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of May 31, 2025)

Total Net Assets	$179,277,391
Total Number of Portfolio Holdings*	179
Total Management Fee Paid	$779,663
Portfolio Turnover Rate	6%
*	Does not include derivatives, except purchased options, if any.
Putnam Minnesota Tax Exempt Income Fund	PAGE 2	39049-ATSR6-0725

WHAT DID THE FUND INVEST IN? (as of May 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Templeton”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Templeton to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s then-current sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Templeton. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts were identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Templeton. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
Effective November 1, 2024 (the “Effective Date”), PIL, a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Templeton (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective May 30, 2025, the portfolio managers for the Fund are John Bonelli, Michael Conn, Garrett Hamilton, Christopher Sperry and John Wiley.
At a meeting on May 16, 2025, the Board of Trustees of the Putnam Funds (the “Board”) approved the conversion of the Fund into an exchange traded fund through the reorganization of the Fund with and into a newly-organized exchange traded fund (the “ETF”). Pursuant to an Agreement and Plan of Reorganization (the “Plan”) approved by the Board, the reorganization of the Fund will consist of (1) the transfer of substantially all of the Fund’s assets, subject to its liabilities, to the ETF in return for shares of the ETF; and (2) the distribution of the ETF shares to the Fund’s shareholders in complete liquidation of the Fund. Completion of the reorganization is subject to a number of conditions under the Plan. Fund shareholders are not required to approve and will not be asked to vote on the reorganization. Subject to regulatory approvals, Fund shareholders will receive on or around August 7, 2025, a prospectus/information statement describing in detail both the reorganization and the ETF and a summary of the Board’s considerations in approving the reorganization. It is anticipated that the reorganization would occur in or around the fourth quarter of 2025 or the first quarter of 2026.
Putnam Minnesota Tax Exempt Income Fund	PAGE 3	39049-ATSR6-0725

This is a summary of certain changes to the Fund since June 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by October 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Minnesota Tax Exempt Income Fund	PAGE 4	39049-ATSR6-0725

Putnam Minnesota Tax Exempt Income Fund
Class Y [PMNYX]
Annual Shareholder Report | May 31, 2025

This annual shareholder report contains important information about Putnam Minnesota Tax Exempt Income Fund for the period June 1, 2024, to May 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$59	0.59%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended May 31, 2025, Class Y shares of Putnam Minnesota Tax Exempt Income Fund returned 1.67%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 2.03% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight BBB rated bonds
↑	Underweight to AAA rated bonds

Top detractors from performance:
↓	Overweight to municipal bonds with 20 or more years to maturity
↓	Underweight to municipal bonds with two- to five-years to maturity
↓	Security selection in A rated bonds
Putnam Minnesota Tax Exempt Income Fund	PAGE 1	39049-ATSY-0725

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class Y 5/31/2015 — 5/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended May 31, 2025

	1 Year	5 Year	10 Year
Class Y	1.67	0.47	1.79
Bloomberg Municipal Bond Index	2.03	0.55	2.13
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of May 31, 2025)

Total Net Assets	$179,277,391
Total Number of Portfolio Holdings*	179
Total Management Fee Paid	$779,663
Portfolio Turnover Rate	6%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of May 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Putnam Minnesota Tax Exempt Income Fund	PAGE 2	39049-ATSY-0725

HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Templeton”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Templeton to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s then-current sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Templeton. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts were identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Templeton. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
Effective November 1, 2024 (the “Effective Date”), PIL, a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Templeton (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective May 30, 2025, the portfolio managers for the Fund are John Bonelli, Michael Conn, Garrett Hamilton, Christopher Sperry and John Wiley.
At a meeting on May 16, 2025, the Board of Trustees of the Putnam Funds (the “Board”) approved the conversion of the Fund into an exchange traded fund through the reorganization of the Fund with and into a newly-organized exchange traded fund (the “ETF”). Pursuant to an Agreement and Plan of Reorganization (the “Plan”) approved by the Board, the reorganization of the Fund will consist of (1) the transfer of substantially all of the Fund’s assets, subject to its liabilities, to the ETF in return for shares of the ETF; and (2) the distribution of the ETF shares to the Fund’s shareholders in complete liquidation of the Fund. Completion of the reorganization is subject to a number of conditions under the Plan. Fund shareholders are not required to approve and will not be asked to vote on the reorganization. Subject to regulatory approvals, Fund shareholders will receive on or around August 7, 2025, a prospectus/information statement describing in detail both the reorganization and the ETF and a summary of the Board’s considerations in approving the reorganization. It is anticipated that the reorganization would occur in or around the fourth quarter of 2025 or the first quarter of 2026.
This is a summary of certain changes to the Fund since June 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by October 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Minnesota Tax Exempt Income Fund	PAGE 3	39049-ATSY-0725

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 19(a) (1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the Registrant has determined that Gregory G. McGreevey and Manoj P. Singh possess the technical attributes identified in Item 3 to Form N-CSR to qualify as “audit committee financial experts,” and has designated Gregory G. McGreevey and Manoj P. Singh as the Audit Committee’s financial experts. Gregory G. McGreevey and Manoj P. Singh are “independent” Trustees pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees. The aggregate fees billed in the last two fiscal years ending May 31, 2024 and May 31, 2025 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $42,281 in May 31, 2024 and $36,975 in May 31, 2025.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in May 31, 2024 and $0 in May 31, 2025.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $7,657 in May 31, 2024 and $12,762 in May 31, 2025. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by the Auditors to the Registrant’s investment manager and any entity controlling, controlled by, or under common control with the investment manager that provides ongoing services to the Registrant (“Service Affiliates”) during the Reporting Periods that required pre-approval by the Audit Committee

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor to the Registrant, other than the services reported in paragraphs (a) through (c) of this item, were $0 in May 31, 2024 and $0 in May 31, 2025.

There were no other non-audit services rendered by the Auditor to the Service Affiliates requiring pre-approval by the Audit Committee in the Reporting Periods.

(e) Audit Committee’s pre-approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

Pre-Approval Policies of the Audit, Compliance and Risk Committee. The Audit, Compliance and Risk Committee of the Putnam funds has determined that, as a matter of policy, all work performed for the funds by the funds’ independent auditors will be pre-approved by the Committee itself and thus will generally not be subject to pre-approval procedures.

The Audit, Compliance and Risk Committee also has adopted a policy to pre-approve the engagement by the fund’s investment manager and certain of its affiliates of the fund’s independent auditors, even in circumstances where pre-approval is not required by applicable law. Any such requests by the fund’s investment manager or certain of its affiliates are typically submitted in writing to the Committee and explain, among other things, the nature of the proposed engagement, the estimated fees, and why this work should be performed by that particular audit firm as opposed to another one. In reviewing such requests, the Committee considers, among other things, whether the provision of such services by the audit firm are compatible with the independence of the audit firm.

(2) None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Non-audit fees billed by the Auditor for services rendered to the Registrant and the Service Affiliates during the reporting period were $664,363 in May 31, 2024 and $489,647 in May 31, 2025.

(h) Yes. The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor’s independence. All services provided by the Auditor to the Registrant or to the Service Affiliates, which were required to be pre-approved, were pre-approved as required.

(i) Not applicable.

(j) Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Putnam
Minnesota Tax
Exempt Income Fund
Financial Statements and Other Important Information
Annual | May 31,  2025

Table of Contents
franklintempleton.com
Financial Statements and Other Important Information—Annual

Financial Highlights and Schedule of Investments 2
Financial Statements 12
Notes to Financial Statements 16
Report of Independent Registered Public Accounting Firm 26
Tax Information 27
Changes In and Disagreements with Accountants 28
Results of Meeting(s) of Shareholders 28
Remuneration Paid to Directors, Officers and Others 28
Board Approval of Management and Subadvisory Agreements 28

Putnam Minnesota Tax Exempt Income Fund
Financial Highlights
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended May 31,
2025 2024 2023 2022 2021
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $8.59 $8.59 $8.80 $9.61 $9.44
Income from investment operations
a
:
Net investment income
b
......................... 0.25 0.24 0.20 0.16 0.17
Net realized and unrealized gains (losses) ........... (0.12) (0.01) (0.21) (0.79) 0.21
Total from investment operations .................... 0.13 0.23 (0.01) (0.63) 0.38
Less distributions from:
Net investment income .......................... (0.25) (0.23) (0.20) (0.16) (0.17)
Net realized gains ............................. — — — (0.02) (0.04)
Total distributions ............................... (0.25) (0.23) (0.20) (0.18) (0.21)
Net asset value, end of year ....................... $8.47 $8.59 $8.59 $8.80 $9.61
Total return
c
................................... 1.41% 2.73% (0.09)% (6.65)% 4.02%
Ratios to average net assets
Expenses
d
.................................... 0.84% 0.88% 0.90% 0.86% 0.86%
Net investment income ........................... 2.89% 2.72% 2.35% 1.67% 1.76%
Supplemental data
Net assets , end of year (000’s) ..................... $49,834 $52,815 $57,465 $57,695 $69,200
Portfolio turnover rate ............................ 6% 18% 16% 25% 12%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.

Putnam Minnesota Tax Exempt Income Fund
Financial Highlights
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended May 31,
2025 2024 2023 2022 2021
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $8.58 $8.58 $8.79 $9.60 $9.43
Income from investment operations
a
:
Net investment income
b
......................... 0.19 0.17 0.14 0.09 0.10
Net realized and unrealized gains (losses) ........... (0.13) —
c
(0.22) (0.79) 0.21
Total from investment operations .................... 0.06 0.17 (0.08) (0.70) 0.31
Less distributions from:
Net investment income .......................... (0.18) (0.17) (0.13) (0.09) (0.10)
Net realized gains ............................. — — — (0.02) (0.04)
Total distributions ............................... (0.18) (0.17) (0.13) (0.11) (0.14)
Net asset value, end of year ....................... $8.46 $8.58 $8.58 $8.79 $9.60
Total return
d
................................... 0.66% 1.96% (0.86)% (7.37)% 3.24%
Ratios to average net assets
Expenses
e
.................................... 1.59% 1.63% 1.65% 1.61% 1.61%
Net investment income ........................... 2.13% 1.97% 1.58% 0.92% 1.03%
Supplemental data
Net assets , end of year (000’s) ..................... $2,577 $2,932 $3,730 $4,705 $6,605
Portfolio turnover rate ............................ 6% 18% 16% 25% 12%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.

Putnam Minnesota Tax Exempt Income Fund
Financial Highlights
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended May 31,
2025 2024 2023 2022 2021
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $8.61 $8.61 $8.82 $9.63 $9.46
Income from investment operations
a
:
Net investment income
b
......................... 0.28 0.26 0.23 0.18 0.19
Net realized and unrealized gains (losses) ........... (0.13) —
c
(0.22) (0.78) 0.22
Total from investment operations .................... 0.15 0.26 0.01 (0.60) 0.41
Less distributions from:
Net investment income .......................... (0.27) (0.26) (0.22) (0.19) (0.20)
Net realized gains ............................. — — — (0.02) (0.04)
Total distributions ............................... (0.27) (0.26) (0.22) (0.21) (0.24)
Net asset value, end of year ....................... $8.49 $8.61 $8.61 $8.82 $9.63
Total return .................................... 1.71% 3.03% 0.20% (6.37)% 4.30%
Ratios to average net assets
Expenses
d
.................................... 0.55% 0.58% 0.60% 0.57% 0.57%
Net investment income ........................... 3.19% 3.01% 2.64% 1.96% 2.03%
Supplemental data
Net assets , end of year (000’s) ..................... $5,386 $4,656 $5,090 $5,328 $6,791
Portfolio turnover rate ............................ 6% 18% 16% 25% 12%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Benefit of expense reduction rounds to less than 0.01%.

Putnam Minnesota Tax Exempt Income Fund
Financial Highlights
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended May 31,
2025 2024 2023 2022 2021
Class Y
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $8.61 $8.61 $8.82 $9.63 $9.46
Income from investment operations
a
:
Net investment income
b
......................... 0.27 0.26 0.22 0.18 0.19
Net realized and unrealized gains (losses) ........... (0.12) (0.01) (0.21) (0.79) 0.22
Total from investment operations .................... 0.15 0.25 0.01 (0.61) 0.41
Less distributions from:
Net investment income .......................... (0.27) (0.25) (0.22) (0.18) (0.20)
Net realized gains ............................. — — — (0.02) (0.04)
Total distributions ............................... (0.27) (0.25) (0.22) (0.20) (0.24)
Net asset value, end of year ....................... $8.49 $8.61 $8.61 $8.82 $9.63
Total return .................................... 1.67% 2.99% 0.17% (6.40)% 4.27%
Ratios to average net assets
Expenses
c
..................................... 0.59% 0.63% 0.65% 0.61% 0.61%
Net investment income ........................... 3.13% 2.97% 2.60% 1.93% 2.01%
Supplemental data
Net assets , end of year (000’s) ..................... $121,480 $120,750 $103,016 $87,088 $72,862
Portfolio turnover rate ............................ 6% 18% 16% 25% 12%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.

Putnam Minnesota Tax Exempt Income Fund
Schedule of Investments, May 31, 2025
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 97.4%
Minnesota 94.9%
Anoka-Hennepin Independent School District No. 11 , GO , 2020 A , 3% , 2/01/45 ..... $ 4,100,000 $ 2,925,154
a
Aurora Independent School District No. 2711 , GO , 2017 B , 4.26%, 2/01/29 ........ 940,000 806,292
Central Minnesota Municipal Power Agency ,
Revenue, 2021, Refunding, AGMC Insured, 3%, 1/01/34 .................... 780,000 721,805
Revenue, 2021, Refunding, AGMC Insured, 3%, 1/01/35 .................... 375,000 340,098
Revenue, 2021, Refunding, AGMC Insured, 3%, 1/01/36 .................... 300,000 268,782
Revenue, 2021, Refunding, AGMC Insured, 3%, 1/01/37 .................... 300,000 265,276
Revenue, 2021, Refunding, AGMC Insured, 4%, 1/01/42 .................... 340,000 319,515
a
Chisholm Independent School District No. 695 , GO , 2023 A , 3.98%, 2/01/34 ....... 525,000 373,170
City of Apple Valley , PHS Apple Valley Senior Housing, Inc. , Revenue , 2021 , 4% ,
9/01/61 ......................................................... 400,000 288,962
City of Bethel , Spectrum High School , Revenue , 2017 A , Refunding , 4.25% , 7/01/47 . 895,000 759,186
City of Burnsville , GO , 2017 A , 2.3% , 12/20/28 ............................. 1,060,000 996,383
City of Cologne , Cologne Academy , Revenue , 2014 A , 5% , 7/01/34 .............. 345,000 344,489
City of Deephaven , Eagle Ridge Academy , Revenue , 2015 A , Refunding , 5.25% ,
7/01/40 ......................................................... 500,000 500,037
City of Forest Lake ,
Lakes International Language Academy, Revenue, 2014 A, 4.5%, 8/01/26 ....... 150,000 149,994
Lakes International Language Academy, Revenue, 2014 A, 5.5%, 8/01/36 ....... 250,000 250,109
City of Ham Lake ,
DaVinci Academy of Arts and Science, Revenue, 2016 A, 5%, 7/01/47 .......... 500,000 422,579
Parnassus Preparatory School, Revenue, 2016 A, 5%, 11/01/36 ............... 250,000 250,066
City of Independence , Global Academy, Inc. , Revenue , 2021 A , Refunding , 4% , 7/01/51 650,000 498,194
City of Maple Grove ,
Maple Grove Hospital Corp., Revenue, 2017, Refunding, 5%, 5/01/30 .......... 850,000 862,343
Maple Grove Hospital Corp., Revenue, 2017, Refunding, 5%, 5/01/31 .......... 500,000 506,800
Maple Grove Hospital Corp., Revenue, 2017, Refunding, 5%, 5/01/32 .......... 500,000 506,106
Maple Grove Hospital Corp., Revenue, 2017, Refunding, 4%, 5/01/37 .......... 1,000,000 933,970
City of Minneapolis ,
14th and Central LLLP, Revenue, 2020, FNMA Insured, 2.35%, 2/01/38 ......... 4,563,623 3,521,180
Allina Health Obligated Group, Revenue, 2021, 4%, 11/15/40 ................. 4,510,000 4,177,662
b
Allina Health Obligated Group, Revenue, 2023 A, Mandatory Put, 5%, 11/15/28 ... 2,000,000 2,091,506
Fairview Health Services Obligated Group, Revenue, 2015 A, Refunding, 5%,
11/15/44 ....................................................... 250,000 245,112
Fairview Health Services Obligated Group, Revenue, 2018 A, Refunding, 5%,
11/15/34 ....................................................... 2,230,000 2,286,135
Fairview Health Services Obligated Group, Revenue, 2018 A, Refunding, 4%,
11/15/38 ....................................................... 500,000 464,976
Riverton Community Housing, Revenue, 2018, 5%, 8/01/53 .................. 500,000 448,444
Young Men's Christian Association of the Greater Twin Cities, Revenue, 2016, 4%,
6/01/27 ........................................................ 100,000 101,124
Young Men's Christian Association of the Greater Twin Cities, Revenue, 2016, 4%,
6/01/31 ........................................................ 100,000 100,813
City of Minneapolis St. Paul Housing & Redevelopment Authority , Children's Health
Care Obligated Group , Revenue , 2025 , 5% , 8/15/44 ........................ 500,000 513,106
City of Moorhead , Concordia College , Revenue , 2016 , Refunding , 5% , 12/01/40 .... 500,000 490,688
b
City of Mounds View , OAHS Sibley TC LLLP , Revenue , 2024 , Mandatory Put , 3.375% ,
3/01/28 ......................................................... 1,500,000 1,501,141
City of Otsego , Kaleidoscope Charter School , Revenue , 2014 A , Refunding , 5% ,
9/01/44 ......................................................... 200,000 171,537
City of Ramsey , PACT Charter School , Revenue , 2022 A , Refunding , 5% , 6/01/32 ... 600,000 581,998
City of Rochester ,
Electric Utility, Revenue, 2017 A, Refunding, 5%, 12/01/35 ................... 730,000 748,973
Electric Utility, Revenue, 2017 A, Refunding, 5%, 12/01/36 ................... 500,000 511,816

Putnam Minnesota Tax Exempt Income Fund
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Minnesota (continued)
City of Rochester, (continued)
Mayo Clinic, Revenue, 2016 B, Refunding, 5%, 11/15/36 .................... $ 500,000 $ 563,825
Mayo Clinic, Revenue, 2018, 4%, 11/15/48 ............................... 1,500,000 1,325,938
Mayo Clinic, Revenue, 2025 A, 4.375%, 11/15/53 .......................... 2,000,000 1,842,257
City of Shakopee ,
St. Francis Regional Medical Center Obligated Group, Revenue, 2014, Refunding,
5%, 9/01/29 .................................................... 250,000 250,108
St. Francis Regional Medical Center Obligated Group, Revenue, 2014, Refunding,
5%, 9/01/34 .................................................... 670,000 670,064
City of St. Cloud ,
CentraCare Health System Obligated Group, Revenue, 2016 A, Refunding, 5%,
5/01/46 ........................................................ 1,500,000 1,462,641
CentraCare Health System Obligated Group, Revenue, 2019, Refunding, 4%,
5/01/49 ........................................................ 2,505,000 2,137,982
CentraCare Health System Obligated Group, Revenue, 2024, Refunding, 5%,
5/01/54 ........................................................ 1,500,000 1,470,266
City of Wadena ,
Astera Health, Revenue, 2024 A, 5%, 12/01/31 ........................... 395,000 427,172
Astera Health, Revenue, 2024 A, 5%, 12/01/32 ........................... 365,000 396,572
Astera Health, Revenue, 2024 A, 5%, 12/01/33 ........................... 385,000 419,345
Astera Health, Revenue, 2024 A, 5%, 12/01/34 ........................... 455,000 495,455
Astera Health, Revenue, 2024 A, 5%, 12/01/45 ........................... 1,900,000 1,908,548
City of Waite Park , GO , 2025 A , 5% , 12/15/50 .............................. 2,095,000 2,137,277
County of Hennepin , GO , 2020 C , 5% , 12/15/35 ............................ 3,000,000 3,193,717
County of Ramsey , GO , 2023 A , 3.375% , 2/01/39 ........................... 580,000 518,460
County of Rice , GO , 2022 A , 4% , 2/01/48 ................................. 2,000,000 1,818,381
County of Wright ,
COP, 2019 A, 3%, 12/01/39 .......................................... 1,050,000 879,047
GO, 2018 A, 3.3%, 12/01/35 .......................................... 2,050,000 1,929,675
GO, 2018 A, 3.45%, 12/01/37 ......................................... 1,680,000 1,563,575
Dakota County Community Development Agency , Roers Burnsville Affordable
Apartments Owner LLC , Revenue , 2024 , FNMA Insured , 4.2% , 5/01/43 ......... 1,550,000 1,408,864
Duluth Economic Development Authority ,
Benedictine Health System Obligated Group, Revenue, 2021 A, Refunding, 4%,
7/01/36 ........................................................ 250,000 217,389
Benedictine Health System Obligated Group, Revenue, 2021 A, Refunding, 4%,
7/01/41 ........................................................ 930,000 743,800
Essentia Health Obligated Group, Revenue, 2018 A, Refunding, 5%, 2/15/43 ..... 2,000,000 1,980,567
Essentia Health Obligated Group, Revenue, 2018 A, Refunding, 5.25%, 2/15/58 ... 1,000,000 969,036
St. Luke's Hospital of Duluth Obligated Group, Revenue, 2021 A, Refunding, 3%,
6/15/44 ........................................................ 825,000 640,837
St. Luke's Hospital of Duluth Obligated Group, Revenue, 2022 A, Refunding, 4%,
6/15/38 ........................................................ 375,000 365,420
St. Luke's Hospital of Duluth Obligated Group, Revenue, 2022 A, Refunding, 4%,
6/15/39 ........................................................ 225,000 215,969
Duluth Independent School District No. 709 ,
COP, 2019 A, Pre-Refunded, 4%, 3/01/32 ............................... 1,355,000 1,376,263
COP, 2019 B, Refunding, 5%, 2/01/27 .................................. 370,000 381,695
COP, 2019 B, Refunding, 5%, 2/01/28 .................................. 1,390,000 1,456,125
Gibbon Independent School District No. 2365 , GO , 2023 A , 5% , 2/01/48 .......... 1,850,000 1,894,480
a
Hastings Independent School District No. 200 , GO , 2018 A , 3.77%, 2/01/30 ........ 1,000,000 841,111
Hennepin County Regional Railroad Authority , County of Hennepin , GO , 2019 A , 5% ,
12/01/35 ........................................................ 3,000,000 3,140,390

Putnam Minnesota Tax Exempt Income Fund
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Minnesota (continued)
Housing & Redevelopment Authority of the City of St. Paul Minnesota ,
Community of Peace Building Co., Revenue, 2015 A, Refunding, 5%, 12/01/37 ... $ 500,000 $ 497,840
District Energy St Paul Obligated Group, Revenue, 2017 A, Refunding, 4%, 10/01/33 650,000 650,238
Fairview Health Services Obligated Group, Revenue, 2017 A, Refunding, 4%,
11/15/36 ....................................................... 1,000,000 948,071
Fairview Health Services Obligated Group, Revenue, 2017 A, Refunding, 4%,
11/15/37 ....................................................... 1,000,000 930,026
HealthPartners Obligated Group, Revenue, 2015 A, Refunding, 5%, 7/01/30 ...... 1,000,000 1,001,285
HealthPartners Obligated Group, Revenue, 2015 A, Refunding, 5%, 7/01/32 ...... 500,000 500,643
Hmong College Prep Academy, Revenue, 2020 A, Refunding, 5%, 9/01/55 ....... 2,500,000 2,247,725
Nova Classical Academy, Revenue, 2016 A, Refunding, 4%, 9/01/36 ........... 950,000 880,877
Nova Classical Academy, Revenue, 2021 A, Refunding, 2%, 9/01/26 ........... 155,000 150,291
Nova Classical Academy, Revenue, 2021 A, Refunding, 4%, 9/01/31 ........... 350,000 341,534
St. Paul Conservatory for Performing Artists, Revenue, 2013 A, Refunding, 4.625%,
3/01/43 ........................................................ 350,000 292,684
Twin Cities Academy, Revenue, 2015 A, 5%, 7/01/35 ....................... 250,000 247,357
Twin Cities German Immersion School, Revenue, 2013 A, 5%, 7/01/33 .......... 465,000 465,034
Metropolitan Council , GO , 2012 I , Refunding , 3% , 3/01/27 ..................... 750,000 743,963
Minneapolis Special School District No. 1 , GO , 2019 A , 4% , 2/01/35 ............. 1,590,000 1,607,100
Minneapolis-St. Paul Metropolitan Airports Commission ,
Revenue, 2022 A, Refunding, 4.25%, 1/01/52 ............................. 2,375,000 2,144,042
Revenue, 2022 A, Refunding, 5%, 1/01/52 ............................... 2,000,000 2,008,968
Revenue, 2023 A, Refunding, 5%, 1/01/35 ............................... 900,000 988,461
Revenue, Senior Lien, 2016 C, 5%, 1/01/36 .............................. 825,000 837,754
Revenue, Senior Lien, 2016 C, 5%, 1/01/37 .............................. 825,000 836,321
Minnesota Agricultural & Economic Development Board , HealthPartners Obligated
Group , Revenue , 2024 , 5.25% , 1/01/54 ................................. 2,500,000 2,509,926
Minnesota Higher Education Facilities Authority ,
Augsburg University, Revenue, 2016 A, 5%, 5/01/46 ........................ 750,000 506,988
Bethel University, Revenue, 2017, Refunding, 5%, 5/01/47 ................... 1,000,000 855,742
Carleton College, Revenue, 2017, Refunding, 4%, 3/01/37 ................... 500,000 488,093
Carleton College, Revenue, 2023, 5%, 3/01/37 ............................ 500,000 544,491
Carleton College, Revenue, 2023, 5%, 3/01/38 ............................ 475,000 513,326
Carleton College, Revenue, 2023, 5%, 3/01/39 ............................ 1,010,000 1,083,082
Carleton College, Revenue, 2023, 5%, 3/01/53 ............................ 2,750,000 2,806,890
College of St. Benedict, Revenue, 2017, Refunding, 4%, 3/01/36 .............. 410,000 378,873
College of St. Benedict, Revenue, 8-K, 5%, 3/01/37 ........................ 1,000,000 1,000,928
College of St. Benedict, Revenue, 8-K, 4%, 3/01/43 ........................ 1,000,000 818,143
College of St. Scholastica, Inc., Revenue, 2019, Refunding, 4%, 12/01/40 ....... 1,500,000 1,260,948
Macalester College, Revenue, 2017, Refunding, 4%, 3/01/48 ................. 1,000,000 885,359
Macalester College, Revenue, 2021, Refunding, 3%, 3/01/40 ................. 360,000 298,633
Macalester College, Revenue, 2021, Refunding, 3%, 3/01/43 ................. 325,000 255,107
St. Catherine University, Revenue, 2018 A, Refunding, 4%, 10/01/36 ........... 920,000 846,856
St. Catherine University, Revenue, 2018 A, Refunding, 4%, 10/01/37 ........... 580,000 525,488
St. Catherine University, Revenue, 2023, 5%, 10/01/43 ..................... 600,000 562,716
St. Catherine University, Revenue, 2023, 5.125%, 10/01/48 .................. 750,000 696,393
St. John's University, Revenue, 2021, Refunding, 4%, 10/01/33 ............... 475,000 479,645
St. John's University, Revenue, 2021, Refunding, 4%, 10/01/34 ............... 175,000 175,848
St. John's University, Revenue, 2021, Refunding, 4%, 10/01/35 ............... 170,000 171,225
St. John's University, Revenue, 2021, Refunding, 3%, 10/01/36 ............... 420,000 366,374
St. John's University, Revenue, 2021, Refunding, 3%, 10/01/38 ............... 245,000 204,729
St. John's University, Revenue, 2021, Refunding, 4%, 10/01/39 ............... 425,000 417,375
St. Olaf College, Revenue, 2021, 3%, 10/01/38 ........................... 2,000,000 1,673,462
St. Olaf College, Revenue, 2021, 4%, 10/01/46 ........................... 5,100,000 4,418,251
St. Olaf College, Revenue, 8-N, Refunding, 4%, 10/01/26 .................... 85,000 85,698
University of St. Thomas, Revenue, 2016-8 L, Refunding, 5%, 4/01/35 .......... 750,000 757,122

Putnam Minnesota Tax Exempt Income Fund
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Minnesota (continued)
Minnesota Higher Education Facilities Authority, (continued)
University of St. Thomas, Revenue, 2017 A, Refunding, 4%, 10/01/34 .......... $ 400,000 $ 400,789
University of St. Thomas, Revenue, 2017 A, Refunding, 4%, 10/01/35 .......... 400,000 401,041
University of St. Thomas, Revenue, 2019, 5%, 10/01/40 ..................... 1,000,000 1,015,938
University of St. Thomas, Revenue, 2024 A, 5%, 10/01/49 ................... 1,825,000 1,773,946
University of St. Thomas, Revenue, 2024 A, 4.125%, 10/01/53 ................ 2,325,000 1,967,720
Minnesota Housing Finance Agency ,
Revenue, 2012 B, GNMA Insured, 2.25%, 12/01/42 ........................ 82,848 68,719
Revenue, 2015 E, 3.5%, 1/01/46 ...................................... 30,000 29,933
Revenue, 2017 I, GNMA Insured, 2.8%, 12/01/47 .......................... 142,445 117,596
Revenue, 2021 F, GNMA Insured, 3%, 7/01/52 ............................ 2,320,000 2,273,070
Revenue, 2025 D-1, 4.95%, 8/01/45 .................................... 165,000 164,280
Revenue, 2025 D-1, 5.1%, 8/01/55 ..................................... 100,000 99,180
Revenue, 2025 D-1, 5.15%, 8/01/67 .................................... 445,000 445,162
State of Minnesota, Revenue, 2019 C, 4%, 8/01/39 ........................ 1,000,000 953,794
b
Minnesota Municipal Gas Agency , Revenue , 2022 A , Mandatory Put , 4% , 12/01/27 .. 4,000,000 3,996,356
Minnesota Municipal Power Agency ,
Revenue, 2014, Refunding, 5%, 10/01/33 ................................ 250,000 250,813
Revenue, 2014 A, Refunding, 5%, 10/01/34 .............................. 850,000 852,766
Minnesota Office of Higher Education , Revenue , 2018 , 4% , 11/01/37 ............. 200,000 197,818
Northern Municipal Power Agency ,
Revenue, 2016, Refunding, 5%, 1/01/28 ................................. 250,000 252,753
Revenue, 2017, Refunding, 5%, 1/01/31 ................................. 200,000 205,178
Revenue, 2017, Refunding, 5%, 1/01/32 ................................. 215,000 220,219
Revenue, 2017, Refunding, 5%, 1/01/33 ................................. 235,000 240,291
Revenue, 2017, Refunding, 5%, 1/01/34 ................................. 210,000 214,229
Revenue, 2017, Refunding, 5%, 1/01/35 ................................. 170,000 173,135
Revenue, 2017, Refunding, 5%, 1/01/36 ................................. 180,000 182,994
Revenue, 2017, Refunding, 5%, 1/01/41 ................................. 400,000 401,562
Revenue, 2023, AGMC Insured, 5%, 1/01/39 ............................. 250,000 258,830
Revenue, 2023, AGMC Insured, 5%, 1/01/41 ............................. 515,000 528,638
Richfield Independent School District No. 280 , GO , 2018 A , 4% , 2/01/36 .......... 1,500,000 1,502,857
Rochester Independent School District No. 535 , GO , 2022 A , 4% , 2/01/32 ......... 1,805,000 1,861,240
a
Sartell-St Stephen Independent School District No. 748 , GO , 2016 B , 4.61%, 2/01/34 700,000 473,673
a
Shakopee Independent School District No. 720 , GO , 2020 C , 3.79%, 2/01/30 ...... 3,355,000 2,819,345
Southern Minnesota Municipal Power Agency ,
Revenue, 2015 A, Refunding, 5%, 1/01/36 ............................... 500,000 504,871
Revenue, 2017 A, 5%, 1/01/47 ........................................ 1,815,000 1,822,527
St. Paul Port Authority ,
District Energy St Paul Obligated Group, Revenue, 2024-1, 5%, 10/01/44 ........ 1,800,000 1,818,799
District Energy St. Paul Obligated Group, Revenue, 2023-3, 4.75%, 10/01/43 ..... 1,000,000 960,574
HealthPartners Obligated Group, Revenue, 2007-1, 5%, 8/01/36 .............. 640,000 640,174
State of Minnesota ,
COP, 2014, 5%, 6/01/37 ............................................. 3,000,000 3,008,996
COP, 2023, 5%, 11/01/40 ............................................ 3,500,000 3,729,716
COP, 2023, 5%, 11/01/41 ............................................ 3,000,000 3,173,296
Township of Baytown ,
St. Croix Preparatory Academy, Revenue, 2016 A, Refunding, 4%, 8/01/36 ....... 300,000 271,547
St. Croix Preparatory Academy, Revenue, 2016 A, Refunding, 4%, 8/01/41 ....... 1,550,000 1,298,575
University of Minnesota ,
Revenue, 2016 A, 5%, 4/01/41 ........................................ 2,000,000 2,007,819
Revenue, 2017 A, 5%, 9/01/40 ........................................ 1,460,000 1,484,691
Revenue, 2017 A, 5%, 9/01/42 ........................................ 1,410,000 1,427,729

Putnam Minnesota Tax Exempt Income Fund
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Minnesota (continued)
Warren-Alvarado-Oslo Independent School District No. 2176 ,
GO, 2023 A, 3.25%, 2/01/36 .......................................... $ 625,000 $ 582,620
GO, 2023 A, 3.5%, 2/01/39 ........................................... 1,300,000 1,184,823
GO, 2023 A, 3.625%, 2/01/40 ......................................... 1,120,000 1,027,439
Western Minnesota Municipal Power Agency , Revenue , 2018 A , 5% , 1/01/49 ....... 3,500,000 3,527,717
Winona Independent School District No. 861 , GO , 2022 A , 4% , 2/01/31 ........... 1,075,000 1,106,062
170,117,537
New Jersey 0.1%
New Jersey Economic Development Authority , NYNJ Link Borrower LLC , Revenue ,
2013 , 5.375% , 1/01/43 .............................................. 260,000 260,068
Ohio 0.1%
County of Warren , Otterbein Homes Obligated Group , Revenue , 2016 A , Refunding ,
5% , 7/01/40 ...................................................... 250,000 250,390
Washington 0.6%
Grays Harbor County Public Hospital District No. 1 , Revenue , 2023 , Refunding , 6.75% ,
12/01/44 ........................................................ 1,000,000 1,092,439
U.S. Territories 1.7%
Guam 1.4%
Guam Government Waterworks Authority , Revenue , 2020 A , 5% , 1/01/50 .........
1,000,000 957,718
Territory of Guam ,
GO, 2019, 5%, 11/15/31 ............................................. 385,000 391,124
Revenue, 2021 F, Refunding, 4%, 1/01/42 ............................... 1,300,000 1,149,680
2,498,522
Puerto Rico 0.3%
Commonwealth of Puerto Rico , GO , 2022 A-1 , 4% , 7/01/37 ....................
500,000 462,147
Total U.S. Territories .................................................................... 2,960,669
Total Municipal Bonds (Cost $183,686,692) .....................................
174,681,103
a a a a
Short Term Investments 0.7%
Municipal Bonds 0.5%
Minnesota 0.5%
c
County of Hennepin , GO , 2018 B , Refunding , SPA TD Bank NA , Daily VRDN and Put ,
1.9% , 12/01/38 ................................................... 1,000,000 1,000,000
Total Municipal Bonds (Cost $1,000,000) .......................................
1,000,000
Shares
a
Money Market Funds 0.2%
d,e
Putnam Short Term Investment Fund, Class P, 4.555% ....................... 294,455 294,455
Total Money Market Funds (Cost $294,455) .....................................
294,455
Total Short Term Investments (Cost $1,294,455) .................................
1,294,455
a
Total Investments (Cost $184,981,147) 98.1% ...................................
$175,975,558
Other Assets, less Liabilities 1.9% .............................................
3,301,833
Net Assets 100.0% ...........................................................
$179,277,391

Putnam Minnesota Tax Exempt Income Fund
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

See Abbreviations on page 25 .
a
The rate shown represents the yield at period end.
b
The maturity date shown represents the mandatory put date.
c
Variable rate demand notes (VRDN) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive pay-
ment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.
d
See Note 3(g) regarding investments in affiliated management investment companies.
e
The rate shown is the annualized seven-day effective yield at period end.

Putnam Minnesota Tax Exempt Income Fund
Financial Statements
Statement of Assets and Liabilities
May 31, 2025
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Putnam
Minnesota Tax
Exempt Income
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $184,686,692
Cost - Non-controlled affiliates (Note 3 g ) ........................................................ 294,455
Value - Unaffiliated issuers .................................................................. $175,681,103
Value - Non-controlled affiliates (Note 3 g ) ....................................................... 294,455
Cash .................................................................................... 1,586,232
Receivables:
Capital shares sold ........................................................................ 70,101
Dividends and interest ..................................................................... 2,176,212
Prepaid expenses .......................................................................... 42,957
Total assets .......................................................................... 179,851,060
Liabilities:
Payables:
Capital shares redeemed ................................................................... 346,858
Management fees ......................................................................... 63,581
Administrative fees ........................................................................ 535
Distribution fees .......................................................................... 12,952
Transfer agent fees ........................................................................ 39,400
Professional fees ......................................................................... 49,889
Trustees' fees and expenses ................................................................. 35,054
Accrued expenses and other liabilities ........................................................... 25,400
Total liabilities ......................................................................... 573,669
Net assets, at value ................................................................. $179,277,391
Net assets consist of:
Paid-in capital ............................................................................. $191,497,640
Total distributable earnings (losses) ............................................................. (12,220,249)
Net assets, at value ................................................................. $179,277,391

Putnam Minnesota Tax Exempt Income Fund
Financial Statements
Statement of Assets and Liabilities
(continued)
May 31, 2025
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Putnam
Minnesota Tax
Exempt Income
Fund
Class A:
Net assets, at value ....................................................................... $49,834,029
Shares outstanding ........................................................................ 5,883,327
Net asset value per share
a ,b
.................................................................. $8.47
Maximum offering price per share (net asset value per share ÷ 96 .00% )
b
................................ $8.82
Class C:
Net assets, at value ....................................................................... $2,577,208
Shares outstanding ........................................................................ 304,728
Net asset value and maximum offering price per share
a ,b
............................................ $8.46
Class R6:
Net assets, at value ....................................................................... $5,386,232
Shares outstanding ........................................................................ 634,449
Net asset value and maximum offering price per share
b
............................................. $8.49
Class Y:
Net assets, at value ....................................................................... $121,479,922
Shares outstanding ........................................................................ 14,314,652
Net asset value and maximum offering price per share
b
............................................. $8.49
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

Putnam Minnesota Tax Exempt Income Fund
Financial Statements
Statement of Operations
for the year ended May 31, 2025
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Putnam
Minnesota Tax
Exempt Income
Fund
Investment income:
Dividends:
Non-controlled affiliates (Note 3 g ) ............................................................. $86,399
Interest:
Unaffiliated issuers ........................................................................ 6,897,672
Total investment income ................................................................... 6,984,071
Expenses:
Management fees (Note 3 a ) ................................................................... 779,663
Administrative fees (Note 3 b ) .................................................................. 3,279
Distribution fees: (Note 3c )
Class A ................................................................................ 132,969
Class B ................................................................................ 41
Class C ................................................................................ 28,575
Transfer agent fees: (Note 3e )
Class A ................................................................................ 46,782
Class B ................................................................................ 4
Class C ................................................................................ 2,515
Class R6 ............................................................................... 2,557
Class Y ................................................................................ 111,190
Custodian fees (Note 4 ) ...................................................................... 9,151
Reports to shareholders fees .................................................................. 20,727
Registration and filing fees .................................................................... 41,447
Professional fees ........................................................................... 76,152
Trustees' fees and expenses .................................................................. 7,278
Other .................................................................................... 5,166
Total expenses ......................................................................... 1,267,496
Expense reductions (Note 4 ) ............................................................... (4,241)
Net expenses ......................................................................... 1,263,255
Net investment income ................................................................ 5,720,816
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... (199,690)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... (2,718,879)
Net realized and unrealized gain (loss) ............................................................ (2,918,569)
Net increase (decrease) in net assets resulting from operations .......................................... $2,802,247

Putnam Minnesota Tax Exempt Income Fund
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Putnam Minnesota Tax Exempt Income Fund
Year Ended
May 31, 2025
Year Ended
May 31, 2024
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $5,720,816 $5,033,002
Net realized gain (loss) ................................................. (199,690) (884,756)
Net change in unrealized appreciation (depreciation) ........................... (2,718,879) 419,302
Net increase (decrease) in net assets resulting from operations ................ 2,802,247 4,567,548
Distributions to shareholders:
Class A ............................................................. (1,497,462) (1,484,123)
Class B ............................................................. (105) (856)
Class C ............................................................. (59,056) (66,193)
Class R6 ............................................................ (158,316) (141,935)
Class Y ............................................................. (3,875,612) (3,260,789)
Total distributions to shareholders .......................................... (5,590,551) (4,953,896)
Capital share transactions: (Note 2 )
Class A ............................................................. (2,251,768) (4,643,251)
Class B ............................................................. (24,913) (43,873)
Class C ............................................................. (321,550) (808,042)
Class R6 ............................................................ 830,011 (422,243)
Class Y ............................................................. 2,657,773 18,109,251
Total capital share transactions ............................................ 889,553 12,191,842
Net increase (decrease) in net assets ................................... (1,898,751) 11,805,494
Net assets:
Beginning of year ....................................................... 181,176,142 169,370,648
End of year ........................................................... $179,277,391 $181,176,142

Putnam Minnesota Tax Exempt Income Fund
Notes to Financial Statements

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Annual Report
1. Organization and Significant Accounting Policies
Putnam Minnesota Tax Exempt Income Fund (Fund) is
registered under the Investment Company Act of 1940
(1940 Act) as an open-end management investment
company. The Fund follows the accounting and reporting
guidance in Financial Accounting Standards Board (FASB)
Accounting Standards Codification Topic 946, Financial
Services – Investment Companies (ASC 946) and applies
the specialized accounting and reporting guidance in U.S.
Generally Accepted Accounting Principles (U.S. GAAP),
including, but not limited to, ASC 946. The Fund offers four classes of shares: Class A, Class C, Class R6 and Class Y.
Class C shares automatically convert to Class A shares on
a monthly basis, after they have been held for 8 years. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements for distribution and transfer agent fees.
Effective September 5, 2024, all Class B shares were
converted to Class A.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Fund's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Debt securities generally trade in the over-the-counter
(OTC) market rather than on a securities exchange. The
Fund's pricing services use multiple valuation techniques
to determine fair value. In instances where sufficient
market activity exists, the pricing services may utilize a
market-based approach through which quotes from market
makers are used to determine fair value. In instances
where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation
models which may consider market characteristics such as
benchmark yield curves, credit spreads, estimated default
rates, anticipated market interest rate volatility, coupon
rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to
estimate the relevant cash flows, which are then discounted
to calculate the fair value.
Investments in open-end mutual funds are valued at the
closing NAV.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
b. Income Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of
its income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S.
federal income taxes is required.
The Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of May 31, 2025, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open

Putnam Minnesota Tax Exempt Income Fund
Notes to Financial Statements

franklintempleton.com
Annual Report
tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
c. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income
(including interest income from payment-in-kind securities, if any) and estimated expenses are accrued daily. Amortization
of premium and accretion of discount on debt securities are
included in interest income. Paydown gains and losses are
recorded as an adjustment to interest income. Dividends
from net investment income are normally declared daily;
these dividends may be reinvested or paid monthly to
shareholders. Distributions from realized capital gains and
other distributions, if any, are recorded on the ex-dividend date. Distributable earnings are determined according
to income tax regulations (tax basis) and may differ from
earnings recorded in accordance with U.S. GAAP. These
differences may be permanent or temporary. Permanent
differences are reclassified among capital accounts to
reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in
subsequent periods.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
d. Insurance
The scheduled payments of interest and principal for each
insured municipal security in the Fund are insured by either a new issue insurance policy or a secondary insurance
policy. Some municipal securities in the Fund are secured by collateral guaranteed by an agency of the U.S. government.
Depending on the type of coverage, premiums for insurance
are either added to the cost basis of the security or paid by a third party.
Insurance companies typically insure municipal bonds that
tend to be of very high quality, with the majority of underlying municipal bonds rated A or better. However, an event
involving an insurer could have an adverse effect on the
value of the securities insured by that insurance company.
There can be no assurance the insurer will be able to fulfill its obligations under the terms of the policy.
e. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
f. Guarantees and Indemnifications
Under the Fund's organizational documents, its officers
and trustees are indemnified by the Fund against certain
liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the
Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum
exposure under these arrangements is unknown as this
would involve future claims that may be made against
the Fund that have not yet occurred. Currently, the Fund
expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
b. Income Taxes
(continued)

Putnam Minnesota Tax Exempt Income Fund
Notes to Financial Statements

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Annual Report
2. Shares of Beneficial Interest
At May 31, 2025, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
Year Ended
May 31, 2025
Year Ended
May 31, 2024
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 666,170 $5,812,141 667,781 $5,814,201
Shares issued in reinvestment of distributions .......... 160,725 1,403,744 163,234 1,404,372
Shares redeemed ............................... (1,088,524) (9,467,653) (1,375,101) (11,861,824)
Net increase (decrease) .......................... (261,629) $(2,251,768) (544,086) $(4,643,251)
Class B Shares:
*
Shares issued in reinvestment of distributions .......... 11 $100 101 $858
Shares redeemed ............................... (2,822) (25,013) (5,417) (44,731)
Net increase (decrease) .......................... (2,811) $(24,913) (5,316) $(43,873)
Class C Shares:
Shares sold ................................... 64,297 $560,998 61,612 $528,357
Shares issued in reinvestment of distributions .......... 6,367 55,530 7,218 62,011
Shares redeemed
a
.............................. (107,553) (938,078) (162,064) (1,398,410)
Net increase (decrease) .......................... (36,889) $(321,550) (93,234) $(808,042)
Class R6 Shares:
Shares sold ................................... 208,639 $1,815,999 157,888 $1,373,498
Shares issued in reinvestment of distributions .......... 18,053 157,976 16,535 142,605
Shares redeemed ............................... (132,722) (1,143,964) (225,108) (1,938,346)
Net increase (decrease) .......................... 93,970 $830,011 (50,685) $(422,243)
Class Y Shares:
Shares sold ................................... 3,542,489 $30,827,426 6,470,064 $55,438,403
Shares issued in reinvestment of distributions .......... 440,866 3,857,327 379,260 3,273,291
Shares redeemed ............................... (3,690,971) (32,026,980) (4,795,044) (40,602,443)
Net increase (decrease) .......................... 292,384 $2,657,773 2,054,280 $18,109,251
*
Effective September 5, 2024, the Fund has terminated its Class B shares.
a
May include a portion of Class C shares that were automatically converted to Class A.

Putnam Minnesota Tax Exempt Income Fund
Notes to Financial Statements

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Annual Report
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
Effective July 15, 2024, Putnam Management transferred its management contract with the Fund to Advisers. As a result of the transfer, Advisers replaced Putnam Management as the investment adviser of the Fund. In connection with the transfer, the
Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Advisers.
In addition, Putnam Management transferred to Advisers the sub-management contract between Putnam Management and
PIL in respect of the Fund.
The Fund pays Advisers a management fee (based on the Fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by
Putnam Management (including open-end funds managed by affiliates of Putnam Management that have been deemed to be sponsored by Putnam Management for this purpose) (excluding net assets of such funds that are invested in, or that are invested in by, other such funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:
For the year ended May 31, 2025, the gross effective investment management fee rate was 0.416% of the Fund’s average daily net assets.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Investment Management Limited (FTIML) Subadvisor
Putnam Investments Limited (PIL) Subadvisor
Putnam Investment Management, LLC (Putnam Management) Subadvisor
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Putnam Retail Management Limited Partnership (Putnam Retail
Management)
Principal underwriter
Putnam Investor Services, Inc. (PSERV) Transfer agent
Annualized Fee Rate Net Assets
0.590% of the first $5 billion,
0.540% of the next $5 billion,
0.490% of the next $10 billion,
0.440% of the next $10 billion,
0.390% of the next $50 billion,
0.370% of the next $50 billion,
0.360% of the next $100 billion and
0.355% of any excess thereafter.

Putnam Minnesota Tax Exempt Income Fund
Notes to Financial Statements

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Annual Report
Effective July 15, 2024, Advisers retained Putnam Management as subadvisor for the Fund pursuant to a new subadvisory agreement. Pursuant to the agreement, Putnam Management provides certain advisory and related services to the Fund.
Advisers pays a monthly fee to Putnam Management based on the costs of Putnam Management in providing these services to the Fund, which may include a mark-up not to exceed 15% over such costs.
Effective November 1, 2024, under a subadvisory agreement, FTIML provides subadvisory services to the Fund. The subadvisory fee is paid by Advisers based on the average net assets managed by FTIML, and is not an additional expense of the Fund. Prior to November 1, 2024, PIL provided subadvisory services to the Fund. Effective November 1, 2024, PIL merged into FTIML, and PIL investment professionals became employees of FTIML.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
The Fund reimburses Advisers an allocated amount for the compensation and related expenses of certain officers of the
Fund and their staff who provide administrative services to the Fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.
c. Distribution Fees
The Fund has adopted distribution plans (the Plans) with respect to the following share classes pursuant to Rule 12b–1 under the 1940 Act. The purpose of the Plans is to compensate Distributors, or for periods prior to August 2, 2024, Putnam Retail
Management, for services provided and expenses incurred in distributing shares of the Fund. The Plans provide payments by the Fund to Distributors and to Putnam Retail Management at an annual rate of up to the following amounts (Maximum %) of the average net assets attributable to each class. The Trustees have approved payment by the Fund at the following annual rate (Approved %) of the average net assets attributable to each class.
d. Sales Charges/Underwriting Agreements
For the period from August 2, 2024 through May 31, 2025, Distributors received net commissions of $3,481 from the sale of Class A shares and received no monies in contingent deferred sales charges from redemptions of Class B and Class C shares. For the period June 1, 2024 through August 1, 2024, Putnam Retail Management received net commissions of $321 from the sale of Class A shares and received no monies in contingent deferred sales charges from redemptions of Class B and
Class C shares. A deferred sales charge of up to 1.00% is accessed on certain redemptions Class A shares. For the period from August 2, 2024 through May 31, 2025, Distributors received no monies on Class A redemptions. For the period from June
1, 2024 through August 1, 2024, Putnam Retail Management received no monies on Class A redemptions.
e. Transfer Agent Fees
PSERV, an affiliate of Advisers, provides investor servicing agent functions to the Fund. PSERV received fees for investor servicing for Class A, Class B, Class C and Class Y shares that included (1) a per account fee for each direct and underlying non-defined contribution account (retail account) of the Fund; (2) a specified rate of the Fund’s assets attributable to defined
Maximum % Approved %
Class A ................................................................... 0.35% 0.25%
Class B ................................................................... 1.00% 0.85%
Class C ................................................................... 1.00% 1.00%
3. Transactions with Affiliates
(continued)
a. Management Fees
(continued)

Putnam Minnesota Tax Exempt Income Fund
Notes to Financial Statements

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Annual Report
contribution plan accounts; and (3) a specified rate based on the average net assets in retail accounts. PSERV has agreed that the aggregate investor servicing fees for each Fund’s retail and defined contribution accounts for these share classes will not exceed an annual rate of 0.25% of the Fund’s average assets attributable to such accounts.
Class R6 shares paid a monthly fee based on the average net assets of Class R6 shares at an annual rate of 0.05%.
f. Trustee Fees
The Fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees' fees payable from July 1, 1995 through December 31, 2023. The deferred fees remain invested in certain
Putnam funds until distribution in accordance with the Deferral Plan.
The Fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the Fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension
Plan are equal to 50% of the Trustee's average annual attendance and retainer fees for the three years ended December 31,
2005. The retirement benefit is payable during a Trustee's lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the Fund is included in the Trustees' fees and expenses in the Statement of Operations. Accrued pension liability is included in Payable for Trustees' fees and expenses in the Statement of Assets and Liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.
g. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees, if applicable, paid directly or indirectly by each affiliate.
During the year ended May 31, 2025, the Fund held investments in affiliated management investment companies as follows:
h. Waiver and Expense Reimbursements
Advisers has contractually agreed, through September 30, 2026, to waive fees and/or reimburse the Fund’s expenses to the extent necessary to limit the cumulative expenses of the Fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the Fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the Fund’s average net assets over such fiscal year-to-date period.
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Putnam Minnesota Tax Exempt Income Fund
Non-Controlled Affiliates
Dividends
Putnam Short Term Investment
Fund, Class P, 4.555% ...... $586,746 $36,910,150 $(37,202,441) $— $— $294,455 294,455 $86,399
Total Affiliated Securities ... $586,746 $36,910,150 $(37,202,441) $— $— $294,455 $86,399
3. Transactions with Affiliates
(continued)
e. Transfer Agent Fees
(continued)

Putnam Minnesota Tax Exempt Income Fund
Notes to Financial Statements

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Annual Report
i. Interfund Transactions
The Fund engaged in purchases and sales of investments with funds or other accounts that have common investment managers (or affiliated investment managers), directors, trustees or officers. During the year ended May 31, 2025, these purchase and sale transactions aggregated $2,500,000 and $5,575,000, respectively.
4. Expense Offset Arrangement
The Fund has entered into arrangements with PSERV and its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s transfer agent and custodian fees, respectively. During the year ended May 31, 2025, the fees were reduced as noted in the Statement of Operations.
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At May 31, 2025, the capital loss carryforwards were as follows:
During the year ended May 31, 2025, the Fund utilized $137,437 of capital loss carryforwards.
The tax character of distributions paid during the years ended May 31, 2025 and May 31, 2024, was as follows:
At May 31, 2025, the cost of investments, net unrealized appreciation (depreciation) and undistributed tax exempt income for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatment of bond discounts and premiums.
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $ 1,675,653
Long term ................................................................................ 1,755,343
Total capital loss carryforwards ............................................................... $3,430,996
2025 2024
Distributions paid from:
Ordinary income .......................................................... $75,237 $128,963
Tax exempt income ........................................................ 5,515,314 4,824,933
$5,590,551 $4,953,896
Cost of investments .......................................................................... $184,794,869
Unrealized appreciation ........................................................................ $600,936
Unrealized depreciation ........................................................................ (9,420,247)
Net unrealized appreciation (depreciation) .......................................................... $(8,819,311)
Distributable earnings:
Undistributed tax exempt income ................................................................. $30,056
3. Transactions with Affiliates
(continued)

Putnam Minnesota Tax Exempt Income Fund
Notes to Financial Statements

franklintempleton.com
Annual Report
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended May 31, 2025, aggregated
$14,872,902 and $11,548,541, respectively.
7. Credit Risk
At May 31, 2025, the Fund had 8.4% of its portfolio invested in high yield securities rated below investment grade as determined by Nationally Recognized Statistical Credit Ratings Organizations and/or internally, by investment management.
These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
8. Concentration of Risk
The Fund invests a large percentage of its total assets in obligations of issuers within its respective state and U.S. territories.
Such concentration may subject the Fund to risks associated with industrial or regional matters, and economic, political or legal developments occurring within those states and U.S. territories. Investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the Fund to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.
9. Upcoming Reorganization
On May 16, 2025, the Board approved a proposal to reorganize the Fund with and into a newly-organized exchange traded fund (ETF). Upon completion of the reorganization, and subject to certain conditions, on or around the fourth quarter of 2025 or the first quarter of 2026, substantially all net assets in the Fund will be transferred into the ETF and ETF shares will be distributed to the Fund’s shareholders in complete liquidation of the Fund.
10. Credit Facility
Effective January 31, 2025, the Fund, together with other U.S. registered and foreign investment Funds (collectively,
Borrowers) managed by Franklin Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility) which matures on January 30, 2026. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the reporting period, the Fund did not use the Global Credit
Facility.
Prior to January 31, 2025, the Fund participated, along with other Putnam Funds, in a $320 million syndicated unsecured committed line of credit, provided by State Street ($160 million) and JPMorgan ($160 million), and a $235.5 million unsecured uncommitted line of credit, provided by State Street. Borrowings may have been made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest was charged to the Fund based on the Fund’s borrowings. A closing fee equal to 0.04% of the committed line of credit and 0.04% of the uncommitted line of credit was paid by the participating Funds and a $75,000 fee was paid by the participating Funds to State Street as agent of

Putnam Minnesota Tax Exempt Income Fund
Notes to Financial Statements

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Annual Report
the syndicated committed line of credit. In addition, a commitment fee of 0.21% per annum on any unutilized portion of the committed line of credit was allocated to the participating Funds based on their relative net assets and paid quarterly. During the reporting period, the Fund had no borrowings against these arrangements.
11. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of May 31, 2025, in valuing the Fund's assets carried at fair value, is as follows:
12. Operating Segments
The Fund has adopted the FASB Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280) -
Improvements to Reportable Segment Disclosures. The update is limited to disclosure requirements and does not impact the Fund's financial position or results of operations.
The Fund operates as a single operating segment, which is an investment portfolio. The Fund's Investment manager serves as the Chief Operating Decision Maker (CODM), evaluating fund-wide results and performance under a unified investment strategy. The CODM uses these measures to assess fund performance and allocate resources effectively. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related notes to the financial statements. The Schedule of
Investments provides details of the Fund's investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
Level 1 Level 2 Level 3 Total
Putnam Minnesota Tax Exempt Income Fund
Assets:
Investments in Securities:
a
Municipal Bonds ......................... $ — $ 174,681,103 $ — $ 174,681,103
Short Term Investments ................... 294,455 1,000,000 — 1,294,455
Total Investments in Securities ........... $294,455 $175,681,103 $— $175,975,558
a
For detailed categories, see the accompanying Schedule of Investments.
10. Credit Facility
(continued)

Putnam Minnesota Tax Exempt Income Fund
Notes to Financial Statements

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Annual Report
13. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that in addition to those events previously disclosed, the following subsequent event requires disclosure:
Effective July 21, 2025, any front-end sales charges applicable to the purchase of Fund shares or contingent deferred sales charges applicable to the redemption of Fund shares will be waived.
Abbreviations
Selected Portfolio
AGMC
Assured Guaranty Municipal Corp.
COP
Certificate of Participation
FNMA
Federal National Mortgage Association
GNMA
Government National Mortgage Association
GO
General Obligation
SPA
Standby Purchase Agreement

Putnam Minnesota Tax Exempt Income Fund
Report of Independent Registered Public Accounting Firm

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Annual Report
To the Board of Trustees and Shareholders of Putnam Minnesota Tax Exempt Income Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Putnam
Minnesota Tax Exempt Income Fund (the “Fund”) as of May 31, 2025, the related statement of operations for the year ended
May 31, 2025, the statement of changes in net assets for each of the two years in the period ended May 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended May 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended May 31, 2025 and the financial highlights for each of the five years in the period ended May 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2025 by correspondence with the custodian and transfer agent. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
July 21, 2025
We have served as the auditor of one or more investment companies in the Putnam Funds family of funds since at least 1957.
We have not been able to determine the specific year we began serving as auditor.

Putnam Minnesota Tax Exempt Income Fund
Tax Information (unaudited)

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Annual Report
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended May 31, 2025:
Pursuant to: Amount Reported
Exempt-Interest Dividends Distributed §852(b)(5)(A) $5,515,314
Section 163(j) Interest Earned §163(j) $72,073

Putnam Minnesota Tax Exempt Income Fund

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Annual Report
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein. Remuneration to officers is paid by the Fund’s investment manager according to the terms of the agreement.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report
Not applicable

39049-AFSOI 07/25
© 2025 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	During the period covered by this report, the Registrant transitioned to a new third-party service provider who performs certain accounting and administrative services for the Registrant that are subject to Franklin Templeton’s oversight.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Putnam Minnesota Tax Exempt Income Fund

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer

Date:	July 28, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer

Date:	July 28, 2025

By:	/s/ Jeffrey White
Jeffrey White
Principal Financial Officer

Date:	July 28, 2025